INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Change in net operating loss benefit	$ 390,912	$ 327,930
Change in valuation allowance	(390,912)	(327,930)
Total	$ 0	$ 0